Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories

8.Inventories

Inventories consisted of the following:

	December 31,	December 31,
	2015	2014
Raw materials	1,740	—
Goods in Transit	3,354	—
Finished goods	$22,151	$6,975

Total	$27,245	$6,975

In 2015, 2014 and 2013, inventories were written down by $2,493, nil and nil, respectively, to reflect the lower of cost or market price.